Note 11 - Equity Transactions (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity Transactions
11. Equity transactions

Warrant Exercises

During the three and six months ended June 30, 2020, the Company issued 1,000,000 shares of Common Stock upon the exercise of 1,000,000 Class P Warrants to purchase shares of stock and an exercise price of $0.01 per share under the terms of the respective warrant agreement.

Conversion of liabilities

During the six months ended June 30, 2020, the Company issued 2,579,789 shares of Common Stock upon the conversion of short term notes payable in the principal and accrued interest amount of $354,729 with the receipt of notices of Class L warrant exercises, all pursuant to the terms of the short term notes payable.

Conversion of advances from related parties

During the six months ended June 30, 2020, the Company issued 262,811 shares of Common Stock upon the conversion of advances from related parties in the amount of $18,098 with the receipt of notice of Series A Warrant exercise to purchase shares of stock under the terms of the respective warrant agreement.

Consulting Agreement

In January 2020, the Company entered into a six month consulting agreement for which the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was 1,000,000 earned upon signing and an additional 1,000,000 upon agreement by both consultant and the Company no later than May 1, 2020. The Company issued 1,000,000 shares in March 2020 and 1,000,000 shares in April 2020. The fair value of the shares of $380,000 was recorded as a non-cash general and administrative expense during the six months ended June 30, 2020.

The consulting agreement was extended to November 30, 2020 with an additional 2,000,000 Common Stock shares to be issued for services. The Company issued 1,000,000 shares to the consultant in June 2020. The fair value of the shares of $287,500 was recorded as a non-cash general and administrative expense during the six months ended June 30, 2020.

PIPE Offering

On December 11, 2019, the Company entered into a Common Stock Purchase Agreement with certain investors for the sale by the Company in a private placement of an aggregate of up to 21,071,143 shares of its common stock at a purchase price of $0.14 per share.

During the six months ended June 30, 2020, the Company issued 1,071,428 shares of Common Stock in conjunction with this offering and received $150,000 in cash proceeds.

Stock Option Exercise

During the six months ended June 30, 2020, the Company issued 225,000 shares of Common Stock upon the exercise of stock options resulting in net proceeds of $44,250.

Litigation Settlement

During the six months ended June 30, 2020, the Company issued 200,000 shares of restricted Common Stock upon the settlement of outstanding litigation. The fair value of the shares of $50,000 was recorded as a non-cash general and administrative expense during the six months ended June 30, 2020.

13. Equity Transactions

Warrant Exercises

During the year ended December 31, 2019, the Company issued 19,116,934 shares of Common Stock upon the exercise of 19,116,934 Class L Warrants, Class O Warrants, Class N Warrants and Series A Warrants to purchase shares of stock under the terms of the respective warrant agreements, in exchange for $1,758,142 in cash proceeds.

During the year ended December 31, 2019, the Company issued 21,167,488 shares of Common Stock upon the exercise of 21,167,488 Class L Warrants, Class O Warrants, Class N Warrants and Series A Warrants to purchase shares of stock under the terms of the respective warrant agreements, in exchange for $1,827,315 in customer deposits and $36,500 in accounts payable.

For the year ended December 31, 2018, the Company issued 422,939 shares of common stock upon the exercise of 422,939 Class N Warrants, Series A Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Cashless Warrant Exercises

During the year ended December 31, 2019, the Company issued 4,962,157 shares of Common Stock upon the cashless exercise of 10,423,886 Class N Warrants, Class L Warrants and Series A Warrants to purchase shares of stock under the terms of the respective warrant agreements.

During the year ended December 31, 2019, the Company issued 450,000 shares of Common Stock on a cashless basis upon the exercise of 450,000 Class L Warrants to purchase shares of stock under the terms of the respective warrant agreements. The Common Stock was issued on a cashless basis as a result of email breach in March 2019. The warrant holder sent the funds to an incorrect bank account as a result of the email breach and the Company elected to waive the requirement to cash exercise and allowed the warrant holder to net exercise.

For the year ended December 31, 2018, the Company issued 6,395,499 shares of common stock upon the exercise of 7,878,925 Class N Warrants, Series A Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Conversion of liabilities

During the year ended December 31, 2019, the Company issued 38,581,030 shares of Common Stock upon the exercise of 35,677,272 Class L Warrants, Class N Warrants and Series A Warrants, under the terms of the respective warrant agreements and 2,903,758 upon the conversion of interest and bonus shares pursuant to the terms of the short term note payable. The other warrant exercise constituted the conversion of short term note payable in the outstanding amount of $3,559,542 with the receipt of notices of Class L, Class N and Series A warrant exercises, all pursuant to the terms of the short term note payable.

During the year ended December 31, 2019, the Company issued 26,666,487 shares of Common Stock due upon exercise of the conversion of convertible promissory notes in the principal and interest amount of $2,933,313 with the receipt of notices of conversion, all pursuant to the terms of the convertible promissory notes.

During the year ended December 31, 2019, the Company issued 7,020,455 shares of Common Stock due upon exercise of 6,795,455 Class L and Class N Warrants and 225,000 upon the conversion of bonus share pursuant to the terms of the conversion of line of credit, related parties in the principal amount of $680,000 with the receipt of notices of conversion.

For the year ended December 31, 2018, the Company issued 8,497,238 shares of Common Stock upon the conversion of 10% Convertible Promissory Notes in the amount of $902,500 plus accrued interest of $32,197 at the conversion price of $0.11 per share per the terms of the 10% Convertible Promissory Notes agreement.

Consulting Agreement

In February 2019, the Company entered into a three month consulting agreement for which a portion of the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was 75,000 earned upon signing and an additional 75,000 upon renewal of the agreement. The Company issued 150,000 shares in December 2019. The fair value of the shares of $28,500 was recorded as a non-cash general and administrative expense during the year ended December 31, 2019.

In April 2018, the Company verbally entered into a month-to-month consulting agreement with a consultant for which a portion of the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was calculated by dividing the amount of the fee to be paid with Common Stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 74,714 shares of Common Stock for services performed from January through June 2018. $20,000 was recorded as a non-cash general and administrative expense during the year ended December 31, 2018.

In May 2017, the Company entered into an agreement with an investment company to provide business advisory and consulting services. The compensation for those services was to be paid in a combination of cash and Common Stock. At December 31, 2017, the Company accrued $120,000 of expense for the services provided. The Common Stock was issued in March and June 2018 in the amount of 533,450 and 15,000 shares, respectively. On October 17, 2018, this agreement was verbally amended to provide for the cash compensation of services performed to be paid with Common Stock. The Common Stock was issued in October 2018 in the amount of 426,176 shares. The $37,500 was recorded as a non-cash general and administrative expense during the year ended December 31, 2018.

PIPE Offering

On December 11, 2019, the Company entered into a Common Stock Purchase Agreement with certain investors for the sale by the Company in a private placement of an aggregate of up to 21,071,143 shares of its common stockat a purchase price of $0.14 per share. The Company has granted the purchasers indemnification rights with respect to its representations, warranties, covenants and agreements under the purchase agreement.

In connection with the agreement, the Company also entered into a registration rights agreement with the purchasers, pursuant to which the Company has agreed to file a registration statement with the SEC by April 30, 2020.

During the year ended December 31, 2019, the Company issued 20,000,711 shares of Common Stock in conjunction with this offering and received $2,800,100 in cash proceeds.